Shareholders Equity (Deficit) (Details) (USD $)				6 Months Ended	12 Months Ended					12 Months Ended					6 Months Ended					3 Months Ended						6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2010 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2009 Convertible series A1 Preferred Stock [Member]	Oct. 31, 2009 Convertible series A1 Preferred Stock [Member]	May 01, 2009 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Convertible series A2 Preferred Stock [Member]	Dec. 31, 2010 Convertible series A2 Preferred Stock [Member]	Jun. 30, 2012 Convertible series A2 Preferred Stock [Member]	Dec. 31, 2009 Convertible series A2 Preferred Stock [Member]	May 01, 2009 Convertible series A2 Preferred Stock [Member]	Jun. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Nov. 02, 2010 Series A Preferred Stock [Member]	May 01, 2009 Series A Preferred Stock [Member]	Jun. 30, 2012 Common Stock [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Oct. 31, 2009 Warrant [Member]	Dec. 31, 2011 SAGA [Member] Common Stock [Member]	Jun. 30, 2012 Visser MTA Agreement [Member]	Jun. 30, 2012 Visser MTA Agreement [Member] Common Stock [Member]
Class of Stock [Line Items]
Common stock, issued (in shares)	191,852,906	134,467,554	93,695,375																						4,496,429		30,000,000
Manufacturing component																										$ 0
Startup cost expense																										6,300
Difference between the Company's Stock price																										$ 0.21
Stock price at the time of agreement																										$ 0.31
Sale of stock, price per share																										$ 0.1
Preferred stock, issued (in shares)	506,936	1,299,151	2,171,760				500,000	180,000	500,000				2,625,000	2,625,000
Issue price (in dollars per share)							$ 5.00		$ 5.00				$ 5.00	$ 5.00
Convertible preferred stock conversion price (in dollars per share)				$ 0.10	$ 0.10		$ 0.10					$ 0.22						$ 1.0
Number of securities called by warrants issued (in shares)								4,500,000										42,329,407					42,329,407	4,500,000
Exercise price of securities called by warrants issued (in dollars per share)								$ 0.50										$ 0.50					$ 0.50	$ 0.50
Adjusted exercise price of securities called by warrants issued (in dollars per share)								$ 0.49										$ 0.49					$ 0.49	$ 0.49
Preferred stock accrued cumulative dividends, annual rate (in hundredths)				8.00%	8.00%
In-kind dividends converted in shares of common stock (in shares)					0.10					0.22
Accrued dividends	222,000	571,000	1,063,000												222,000	571,000
Requisite holders of preferred stock for consent agreement (in hundredths)					0.6666
Convertible preferred stock, increased conversion factor (in hundredths)					108.00%												108.00%
Preferred stock, outstanding (in shares)	506,936	1,299,151	2,171,760	105,231	246,371	658,614				1,052,780	1,513,146	401,705
Number of preferred stock shares converted (in shares)					412,234	21,386				460,366	990,517				792,215
Number of common stock shares issued upon conversion of preferred stock (in shares)																			25,669,752
Number of warrants held by the holders	47,232,459																			40,032,833
Company reclassified from warrant liabilities																						24,438
Warrants classified as equity																				$ 18,179
Warrants that were Exercised																				10,253,276
Warrants to purchase shares																				29,779,557	40,032,833